UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS Mid Cap Growth Fund
	Shares	Value ($)
Common Stocks 96.9%
Consumer Discretionary 20.1%
Auto Components 1.8%
BorgWarner, Inc.* (a)	49,949	3,276,155
Tenneco, Inc.* (a)	90,972	2,439,869

		5,716,024
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc. (a)	64,104	3,245,586
Panera Bread Co. "A"*	31,728	4,424,152

		7,669,738
Household Durables 2.8%
Jarden Corp. (a)	110,384	4,638,335
Newell Rubbermaid, Inc. (a)	110,799	2,009,894
Toll Brothers, Inc.* (a)	81,264	2,415,979

		9,064,208
Internet & Catalog Retail 1.2%
Priceline.com, Inc.* (a)	5,940	3,947,249
Media 0.5%
Cinemark Holdings, Inc.	74,413	1,700,337
Multiline Retail 1.0%
Family Dollar Stores, Inc.	51,231	3,405,837
Specialty Retail 8.7%
Advance Auto Parts, Inc.	55,036	3,754,556
Ascena Retail Group, Inc.*	83,998	1,564,043
Children's Place Retail Stores, Inc.* (a)	85,116	4,241,330
DSW, Inc. "A"	40,504	2,203,417
Guess?, Inc. (a)	78,974	2,398,440
PetSmart, Inc. (a)	70,510	4,807,372
Tiffany & Co. (a)	41,647	2,205,209
Ulta Salon, Cosmetics & Fragrance, Inc.	39,289	3,668,807
Urban Outfitters, Inc.*	129,906	3,584,106

		28,427,280
Textiles, Apparel & Luxury Goods 1.8%
Deckers Outdoor Corp.* (a)	39,400	1,733,994
Hanesbrands, Inc.* (a)	154,329	4,279,543

		6,013,537
Consumer Staples 3.0%
Food Products 1.5%
Green Mountain Coffee Roasters, Inc.* (a)	50,417	1,098,082
McCormick & Co., Inc. (a)	63,466	3,849,213

		4,947,295
Household Products 1.5%
Church & Dwight Co., Inc. (a)	89,514	4,965,342
Energy 8.3%
Energy Equipment & Services 6.3%
Core Laboratories NV (a)	37,559	4,353,088
Dresser-Rand Group, Inc.*	72,998	3,251,331
Ensco PLC "A"	59,441	2,791,944
FMC Technologies, Inc.* (a)	103,100	4,044,613
National Oilwell Varco, Inc.	32,220	2,076,257
Oil States International, Inc.*	64,226	4,251,761

		20,768,994
Oil, Gas & Consumable Fuels 2.0%
Alpha Natural Resources, Inc.*	115,856	1,009,106
Pioneer Natural Resources Co. (a)	37,453	3,303,729
Ultra Petroleum Corp.* (a)	103,436	2,386,268

		6,699,103
Financials 8.1%
Capital Markets 3.0%
Affiliated Managers Group, Inc.* (a)	31,080	3,401,706
Invesco Ltd.	103,667	2,342,874
Lazard Ltd. "A"	71,515	1,858,675
TD Ameritrade Holding Corp. (a)	126,693	2,153,781

		9,757,036
Commercial Banks 1.0%
Prosperity Bancshares, Inc. (a)	81,495	3,425,235
Diversified Financial Services 1.5%
Portfolio Recovery Associates, Inc.* (a)	53,911	4,919,918
Insurance 1.6%
W.R. Berkley Corp. (a)	133,586	5,199,167
Real Estate Management & Development 1.0%
CBRE Group, Inc.*	208,269	3,407,281
Health Care 15.5%
Biotechnology 2.6%
Alkermes PLC* (a)	135,805	2,304,611
Incyte Corp., Ltd.* (a)	145,910	3,312,157
Regeneron Pharmaceuticals, Inc.* (a)	25,428	2,904,386

		8,521,154
Health Care Equipment & Supplies 1.3%
Thoratec Corp.*	125,716	4,221,543
Health Care Providers & Services 6.1%
AmerisourceBergen Corp. (a)	110,589	4,351,677
Centene Corp.* (a)	141,213	4,258,984
DaVita, Inc.* (a)	47,276	4,642,976
Fresenius Medical Care AG & Co. KGaA (ADR)	33,411	2,358,483
Humana, Inc.	56,268	4,357,394

		19,969,514
Health Care Technology 1.2%
SXC Health Solutions Corp.* (a)	41,400	4,107,294
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	123,246	4,836,173
Pharmaceuticals 2.8%
Pacira Pharmaceuticals, Inc.* (a)	333,644	5,351,650
Questcor Pharmaceuticals, Inc.* (a)	71,606	3,812,303

		9,163,953
Industrials 15.0%
Aerospace & Defense 1.5%
BE Aerospace, Inc.*	114,475	4,997,978
Commercial Services & Supplies 1.3%
Stericycle, Inc.* (a)	47,412	4,346,258
Construction & Engineering 0.8%
Chicago Bridge & Iron Co. NV	67,786	2,573,157
Electrical Equipment 3.1%
General Cable Corp.* (a)	115,823	3,004,449
Rockwell Automation, Inc.	59,358	3,921,189
The Babcock & Wilcox Co.*	127,622	3,126,739

		10,052,377
Machinery 2.9%
Joy Global, Inc. (a)	67,151	3,809,476
Manitowoc Co., Inc. (a)	232,028	2,714,728
WABCO Holdings, Inc.* (a)	56,921	3,012,828

		9,537,032
Professional Services 3.6%
IHS, Inc. "A"* (a)	40,279	4,339,257
Robert Half International, Inc. (a)	165,353	4,724,135
Verisk Analytics, Inc. "A"*	54,249	2,672,306

		11,735,698
Road & Rail 0.9%
Kansas City Southern (a)	44,694	3,108,915
Trading Companies & Distributors 0.9%
United Rentals, Inc.*	87,207	2,968,526
Information Technology 18.9%
Communications Equipment 1.5%
F5 Networks, Inc.* (a)	26,573	2,645,608
Harris Corp. (a)	56,045	2,345,483

		4,991,091
Computers & Peripherals 1.5%
Western Digital Corp.*	165,988	5,059,314
Internet Software & Services 1.0%
Equinix, Inc.* (a)	17,841	3,133,772
IT Services 3.3%
Syntel, Inc. (a)	75,817	4,602,092
Teradata Corp.*	33,912	2,442,003
VeriFone Systems, Inc.* (a)	117,096	3,874,707

		10,918,802
Semiconductors & Semiconductor Equipment 4.8%
Altera Corp.	100,687	3,407,248
Analog Devices, Inc.	89,251	3,362,085
ARM Holdings PLC (ADR) (a)	76,933	1,830,236
Avago Technologies Ltd. (a)	74,463	2,673,222
ON Semiconductor Corp.*	251,676	1,786,900
Skyworks Solutions, Inc.*	94,689	2,591,638

		15,651,329
Software 6.8%
Check Point Software Technologies Ltd.* (a)	55,464	2,750,460
Citrix Systems, Inc.* (a)	37,544	3,151,443
Concur Technologies, Inc.*	19,379	1,319,710
Informatica Corp.* (a)	52,321	2,216,317
Intuit, Inc.	83,184	4,936,970
MICROS Systems, Inc.*	53,776	2,753,331
QLIK Technologies, Inc.*	73,273	1,620,799
Red Hat, Inc.*	64,195	3,625,734

		22,374,764
Materials 8.0%
Chemicals 4.2%
Albemarle Corp. (a)	46,267	2,759,364
CF Industries Holdings, Inc.	27,126	5,255,391
Rockwood Holdings, Inc.	63,933	2,835,429
Westlake Chemical Corp. (a)	53,459	2,793,767

		13,643,951
Containers & Packaging 1.0%
Crown Holdings, Inc.*	96,162	3,316,628
Metals & Mining 1.4%
Allegheny Technologies, Inc. (a)	42,988	1,370,887
Cliffs Natural Resources, Inc. (a)	35,228	1,736,388
Walter Energy, Inc.	37,086	1,637,718

		4,744,993
Paper & Forest Products 1.4%
Schweitzer-Mauduit International, Inc. (a)	66,287	4,516,796

Total Common Stocks (Cost $283,021,774)		318,524,593
Securities Lending Collateral 39.3%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $129,057,502)	129,057,502	129,057,502
Cash Equivalents 3.2%
Central Cash Management Fund, 0.14% (b) (Cost $10,516,468)	10,516,468	10,516,468

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $422,595,744) †	139.4	458,098,563
Other Assets and Liabilities, Net	(39.4)	(129,387,059)

Net Assets	100.0	328,711,504

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $421,834,389.  At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $36,264,174.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $51,327,572 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,063,398.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2012 amounted to $130,598,904, which is 39.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$318,524,593	$—	$—	$318,524,593
Short-Term Investments(d)	139,573,970	—	—	139,573,970
Total	$458,098,563	$—	$—	$458,098,563

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(d) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012